Net interest income (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Interest income was related to:
Interest income	kr 994	kr 685	kr 678	kr 1,679	kr 1,338	kr 2,719
Interest expenses
Interest expenses	(443)	(148)	(191)	(591)	(341)	(724)
Resolution fee	(19)	(25)	(19)	(44)	(44)	(88)
Risk tax	(27)	(27)		(54)
Total interest expenses	(489)	(200)	(210)	(689)	(385)	(812)
Net interest income	505	485	468	990	953	1,907
Interest income using effective interest method				2,366	2,087
Loans to credit institutions
Interest income was related to:
Interest income	73	38	34	111	67	131
Loans to the public
Interest income was related to:
Interest income	1,082	984	919	2,066	1,839	3,782
Loans in the form of interest-bearing securities
Interest income was related to:
Interest income	207	196	189	403	384	776
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income was related to:
Interest income	40	12	12	52	31	50
Derivatives
Interest income was related to:
Interest income	(475)	(606)	(529)	(1,081)	(1,087)	(2,239)
Administrative remuneration CIRR-system
Interest income was related to:
Interest income	58	56	48	114	93	198
Other assets
Interest income was related to:
Interest income	kr 9	kr 5	kr 5	kr 14	kr 11	kr 21